Materials, energy and consumables used (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Materials, energy and consumables used
Cost of raw materials	R 102,915	R 114,889	R 126,338
Cost of energy and other consumables used in production process	26,226	23,068	25,959
Materials, energy and consumables used	129,141	137,957	152,297
Reduction relating to compensation from Transnet	(3,900)
Net carbon tax expense	1,600	1,400	1,700
Carbon credits	R 723	R 580	R 247